Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The value of our amortizable intangible assets including gross asset value and carrying value is summarized below ($ in thousands):

	Bertilimumab iCo	NanomAbs Yissum	Human Antibodies Kadouche	Anti-ferritin Antibody MabLife	Ceplene Acquisition Intangibles	Total

Balance as of December 31, 2017	$1,419	$383	$381	$318	$3,976	$6,477
Amortization	(126)	(36)	(23)	(23)	(461)	(669)
Impairment	-	-	(358)	(295)	-	(653)
Balance, September 30, 2018	$1,293	$347	$-	$-	$3,515	$5,155

Gross asset value	$2,509	$694	$-	$-	$4,310	$7,513
Accumulated Amortization	(1,216)	(347)	-	-	(795)	(2,358)
Balance, September 30, 2018	$1,293	$347	$-	$-	$3,515	$5,155

The value of our amortizable intangible assets including gross asset value and carrying value is summarized below ($ in thousands):

	Bertilimumab iCo	NanomAbs Yissum	Human Antibodies Kadouche	Anti-ferritin Antibody MabLife	Ceplene Acquisition Intangibles	Total

Balance as of January 1, 2016	$1,753	$475	$475	$408	$-	$3,111
Amortization	(167)	(46)	(47)	(45)	-	(305)
Balance as of December 31, 2016	$1,586	$429	$428	$363	$-	$2,806
Additions	-	-	-	-	4,310	4,310
Amortization	(167)	(46)	(47)	(45)	(334)	(639)
Balance, December 31, 2017	$1,419	$383	$381	$318	$3,976	$6,477

Gross asset value	$2,509	$694	$700	$547	$4,310	$8,760
Accumulated Amortization	(1,090)	(311)	(319)	(229)	(334)	(2,283)
Balance, December 31, 2017	$1,419	$383	$381	$318	$3,976	$6,477

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated amortization expense for each of the five succeeding years, based upon intangible assets at September 30, 2018 is as follows ($ in thousands):

Period Ending September 30,	Amount
2019	$829
2020	829
2021	829
2022	829
2023	829
Thereafter	1,010
Total	$5,155

Estimated amortization expense for each of the five succeeding years, based upon intangible assets owned at December 31, 2017 is as follows ($ in thousands):

Period Ending December 31,	Amount
2018	$921
2019	921
2020	921
2021	907
2022	905
Thereafter	1,902
Total	$6,477